     As filed with the Securities and Exchange Commission on May 25, 1995
           ________________________________________________________

                                                Registration No. 33-_____

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM S-3

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                       THE REYNOLDS AND REYNOLDS COMPANY
             (Exact name of registrant as specified in its charter)

                                      Ohio
         (State or other jurisdiction of incorporation or organization)

                                   31-0421120
                      (I.R.S. Employer Identification No.)

                            115 South Ludlow Street
                              Dayton, Ohio  45402
                                 (513) 443-2000
              (Address, including zip code, and telephone number,
       including area code, of registrant's principal executive offices)

                             ADAM M. LUTYNSKI, ESQ.
                       The Reynolds and Reynolds Company
                            115 South Ludlow Street
                              Dayton, Ohio  45402
                                 (513) 443-2000
               (Name, address, including zip code, and telephone
               number, including area code, of agent for service)

Approximate date of commencement of proposed sale to the public:
As soon as practicable after the effective date of the Registration Statement

If the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans, check the following box. [ ]

If any of the securities being registered on this Form are to be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933, other than securities offered only in connection with dividend or interest reinvestment plans, check the following box. [X]

                                                CALCULATION OF REGISTRATION FEE
-------------------------------------------------------------------------------------------------------------------------
Title of each                   Amount to be            Proposed                Proposed                Amount of
of securities to be             registered              maximum                 maximum                 registration fee*
registration                                            price per share*        aggregate offering
                                                                                price
-------------------------------------------------------------------------------------------------------------------------
Class A Common Shares          33,235 shares            $30.1875                $1,003,281.50           $345.96
$.625 par value
---------------------------------------------------------

* Calculated pursuant to Section 6 of the Securities Act of 1933, as amended, and Rule 457(c) promulgated thereunder based upon the average of the high and low prices of the Class A Common Shares $.625 par value, on the New York Stock Exchange on May 24, 1995, as reported in The Wall Street Journal.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said section 8(a), may determine.


                       THE REYNOLDS AND REYNOLDS COMPANY
                            115 SOUTH LUDLOW STREET
                              DAYTON, OHIO  45402
                                 (513)443-2000

                          33,235 Class A Common Shares
                               ($.625 par value)




                                   PROSPECTUS



This Prospectus covers the resale of 33,235 Class A Common Shares, $.625 par value ("Shares"), of The Reynolds and Reynolds Company (the "Company"), from time to time on the New York Stock Exchange or in the over-the counter market at prices current at the time of sale by Pioneer Systems, Inc., a Florida corporation ("Pioneer"), Victor J. Osborne, Jr. and Steven A. Thomas (collectively, the "Selling Shareholders"). This Prospectus also covers any interim distribution by Pioneer to Victor J. Osborne, Jr. and Steven A. Thomas. See "SELLING SHAREHOLDERS." The Shares include rights to purchase from the Company a unit consisting of one one-thousandth of a share of the Company's Series A Participating Preferred Shares, without par value, at a price of $80, subject to adjustments under certain circumstances (individually, a "Right" and collectively, the "Rights"). Since May 17, 1991, the Company issues one Right with each Class A Common Share that becomes outstanding. The Selling Shareholders hereunder have not entered into any arrangement or agreements with any broker or dealer for the offering or sale of the Shares. In any transaction, a Selling Shareholder may be deemed an "underwriter" as defined in the Securities Act of 1933, as amended. The Company will receive no part of the proceeds of any such resales.

The Shares are traded on the New York Stock Exchange ("NYSE"). On May 24, 1995, the reported high and low sale prices of the Class A Common Shares on the NYSE were $30.125 and $30.25 per share.

No person has been authorized in connection with this offering to give any information or to make any representations, other than as contained in this Prospectus and, if given or made, such information or representations must not be relied upon. This Prospectus is not an offer or solicitation in any jurisdiction to any person to whom such offer may not lawfully be made. Neither the delivery of this Prospectus nor any sale made hereunder shall, under any circumstances, create any implication that there has been no change in the affairs of the Company since the date hereof.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           _________________________


                The date of this Prospectus is May 25, 1995.

                             AVAILABLE  INFORMATION

The Company is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, files reports, proxy and information statements and other information with the Securities and Exchange Commission (the "Commission"). Such reports, proxy and information statements and other information filed by the Company can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549, and at the Commission's regional offices at 500 West Madison Street, Suite 1400, Chicago, Illinois 60661, and at 7 World Trade Center, Suite 1300, New York, New York 10048; and copies of such material can be obtained at prescribed rates from the Public Reference Section of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. The Company's Class A Common Shares are listed on the New York Stock Exchange and reports, proxy and information statements and other information concerning the Company can be inspected at such exchange at 20 Broad Street, New York, New York 10005.

A Registration Statement on Form S-3 under the Securities Act of 1933, as amended, has been filed by the Company with the Commission with respect to the Shares. This Prospectus does not contain all the information set forth in such registration statement, amendments thereto and exhibits thereto which the Company has filed with the Commission. For further information with respect to the Company and the securities to which this Prospectus relates, reference is made to such Registration Statement including the exhibits thereto.

The Company's principal executive offices are located at 115 South Ludlow Street, Dayton, Ohio 45402, and its telephone number at that address is 513/443-2000.

               INCORPORATION OF CERTAIN INFORMATION BY REFERENCE

The following documents, all of which have been filed with the Commission pursuant to the Securities Exchange Act of 1934, as amended (the "1934 Act"), are incorporated herein by reference:

(a) The Company's Annual Report on Form 10-K (including financial statements together with the report of independent certified public accountants thereon) for the fiscal year ended September 30, 1994 (File Number 0-132).

(b)(1) The Company's Quarterly Report on Form 10-Q for the fiscal quarter ended December 31, 1994 (File Number 0-132).

(b)(2) The Company's Quarterly Report on Form 10-Q for the fiscal quarter ended March 31, 1995 (File Number 0-132).

(c)(1) The "Description of Registrant's Securities to be Registered" on pages 2 and 3 of the Company's Registration Statement on Form 8-A which became effective on January 12, 1989 (File No. 1-10147).

(c)(2) The "Description of Registrant's Securities to be Registered" on pages 2 through 6 of the Company's Registration Statement on Form 8-A which was filed on May 8, 1991 (File No. 1-10147).


All documents filed by the Company pursuant to Sections 13(a), 13(c), 14 or 15(d) of the 1934 Act, subsequent to the date of this Prospectus and prior to the termination of the offering of the Shares hereunder, shall be deemed to be incorporated by reference into this Prospectus and to be a part hereof from the date of filing of any such document. Any statement contained in a document incorporated or deemed to be incorporated by reference herein shall be deemed to be modified by or superseded for purposes of this Prospectus to the extent that a statement contained herein or in any other subsequently filed document which also is or is deemed to be incorporated by reference herein modifies or supersedes such statement. Any such statement so modified or superseded shall not be deemed, except as so modified or superseded, to constitute a part of this Prospectus.

A copy of any document or part thereof incorporated by reference in the registration statement of which this Prospectus constitutes a part (not including exhibits to the information that is incorporated by reference unless such exhibits are specifically incorporated by reference into the information that the registration statement incorporates) shall be provided without charge to each person, including any beneficial owner, to whom a copy of this Prospectus is delivered, upon written or oral request made to the Company at 115 South Ludlow Street, Dayton, Ohio 45402, Attention: General Counsel and Secretary, (513) 443-2000.

                              SELLING SHAREHOLDERS


On March 31, 1995, the Company acquired from Pioneer Systems, Inc., a Florida corporation ("Pioneer"), substantially all of the assets of Pioneer. The purchase price for such assets was paid by the Company in Class A Common Shares, resales of which are, to the extent disclosed in the table below, covered by this Prospectus.

The Selling Shareholders named herein have informed the Company that they desire to be in a position to sell the Shares set forth opposite their names from time to time on the NYSE or in the over-the-counter market at prices current at the time of sale. The Selling Shareholders have not entered into any arrangements or agreements with any broker or dealer for the offering or sale of the Shares.

                                                                NUMBER OF               NUMBER OF
                                                                SHARES OWNED            SHARES TO BE
                                                                AS OF                   OFFERED FOR OWNER'S
                                                                MAY 4, 1995             ACCOUNT

Pioneer Systems, Inc.     5006 Fifth Street                         33,235              33,235
                          Zephyrhills, FL 33541-4922


Victor J. Osborne, Jr. 1  38824 Columbia Avenue                          0                 0
                          Zephyrhills, FL 33540


Steven A. Thomas 2        38747 Central Avenue                           0                 0
                          Zephyrhills, FL 33540

-------------------------------------------

1 Victor J. Osborne, Jr. has been a Director and President of Pioneer for more than three years. Victor J. Osborne, Jr. now serves as an Operations Manager for the Company.

2 Steven A. Thomas has been a Director and the Vice President and Secretary of Pioneer for more than three years. Steven A. Thomas now serves as a General Manager for the Company.

                              RECENT DEVELOPMENTS

On March 31, 1995 the Company purchased substantially all of the assets and assumed certain of the liabilities of Pioneer. Pioneer provides customized service menu pricing guides to automobile dealerships. The purchase price for the Pioneer assets was $900,000, plus the assumption of certain liabilities, plus the contingent future right to receive additional consideration based upon performance of the acquired business. The negotiated purchase price was paid by delivery of 33,235 shares.

                                    EXPERTS

The financial statements and the related financial statement schedules incorporated in this Prospectus by reference from the Company's Annual Report on Form 10-K have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

With respect to the unaudited interim financial information for the periods ended December 31, 1994 and March 31, 1995, which is incorporated herein by reference, Deloitte & Touche LLP has applied limited procedures in accordance with professional standards for a review of such information. However, as stated in their reports included in the Company's Quarterly Report on Form 10-Q for the quarters ended December 31, 1994 and March 31, 1995, and incorporated by reference herein, they did not audit and they do not express an opinion on that interim financial information. Accordingly, the degree of reliance on their reports on such information should be restricted in light of the limited nature of the review procedures applied. Deloitte & Touche LLP is not subject to the liability provisions of Section 11 of the Securities Act of 1933 for their reports on the unaudited interim financial information because those reports are not "reports" or a "part" of the Registration Statement prepared or certified by an accountant within the meaning of Sections 7 and 11 of the Act.

                     INFORMATION NOT REQUIRED IN PROSPECTUS

ITEM 14.         OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

An estimate of such expenses, none of which shall be borne by the Selling Shareholders, is as follows:

     Registration fee - Securities and Exchange Commission        $   346
     Accountants' fees and expenses                               $ 3,000
     Legal fees and expenses                                      $ 6,000
     Financial printer fees                                       $   500
                          Total                                   $ 9,846

The Selling Shareholders shall bear brokerage fees incurred in connection with the resale of the registered securities, as well as any federal or state income taxes on the proceeds of any such resale.

ITEM 15.         INDEMNIFICATION OF DIRECTORS AND OFFICERS

Pursuant to Section 1701.13(E) of the Ohio Revised Code, the Company is permitted to indemnify any director, officer, employee or agent of the Company against costs and expenses incurred in connection with any action, suit or proceeding brought against any such person by reason of his having served the Company in such capacity, provided that he meets certain "good faith" tests provided by law, and provided further that, with respect to suits brought on behalf of the Company, he is not adjudged to be liable for negligence or misconduct unless the relevant court finds indemnification to be nevertheless appropriate in view of all the circumstances. The statute also provides that in the event an officer or director has been successful on the merits in defense of any such action, suit or proceeding, such officer or director shall be indemnified by the Company against actual and reasonable expenses in connection therewith.

Article Ninth of the Company's Amended Articles of Incorporation provides that, as more specifically set forth in the Company's Consolidated Code of Regulations, the Company may provide to any director, officer, other employee or agent of the Company or any person who serves at the request of the Company as a director, trustee, other employee or agent of another corporation, partnership, joint venture, trust or other enterprise, the maximum indemnification permitted under Section 1701.13(E) of the Ohio Revised Code, including amendments thereto, or any comparable provisions of any future Ohio statute.

Paragraph B of Section 1 of Article IX of the Company's Consolidated Code of Regulations provides for indemnification of directors, officers and employees of the Company, and persons who, at the request of the Company, act as a director, trustee, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses actually and reasonably incurred in connection with any action as to which he was or is or may be made a party by reason of his acting in such capacity, involving a matter as to which it shall be determined, as provided therein, that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal matter or proceeding, in addition, that he had no reasonable cause to believe that his conduct was unlawful; provided, however, that in the case of an action by or in the right of the Company to procure a judgment in its favor, no such indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged liable for negligence or misconduct in the performance of his duty to the Company unless, and only to the extent that, the Court of Common Pleas or other court where such action was brought shall determine such indemnification to be proper.

ITEM 16.         EXHIBITS

         See Exhibit Index on page 9.

ITEM 17.         UNDERTAKINGS

         (a)     The undersigned registrant hereby undertakes:

                 (1) To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

                          (i) To include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

                          (ii) To reflect in the Prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

                          (iii) To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

                          Provided, however, that paragraphs (a)(1)(i) and
                          (a)(1)(ii) do not apply if the information required to be included in a post-effective amendment by those paragraphs is contained in periodic reports filed by the registrant pursuant to Section 13 or Section 15(d) of the Securities Exchange Act of 1934 that are incorporated by reference in this registration statement.

                 (2) That, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

                 (3) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

         (b) The undersigned registrant hereby undertakes that, for purposes of determining any liability under the Securities Act of 1933, each filing of the registrant's annual report pursuant to Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934 that is incorporated by reference in the registration statement shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

         (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it has reasonable grounds to believe that it meets all the requirements for filing on Form S-3 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dayton, State of Ohio, on May 25, 1995.

                                THE REYNOLDS AND REYNOLDS COMPANY



                                By /s/David R. Holmes
                                   ------------------------------------------
                                   David R. Holmes, Chairman of the Board,
                                   President and Chief Executive Officer
                                   (Principal Executive Officer)



                               POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints David R. Holmes and Adam M. Lutynski, and each of them, his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all future amendments to this Registration Statement and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.



/s/David R. Holmes
--------------------------------------------------            May 25, 1995
David R. Holmes, Chairman of the Board,
President and Chief Executive Officer
(Principal Executive Officer) and Director


/s/Dale L. Medford
--------------------------------------------------            May 25, 1995
Dale L. Medford, Vice President,
Corporate Finance and Chief Financial Officer
(Principal Financial and Accounting Officer)
and Director


/s/Joseph N. Bausman
--------------------------------------------------            May 25, 1995
Joseph N. Bausman, President,
Automotive Systems Division and Director


/s/David E. Fry
--------------------------------------------------            May 25, 1995
Dr. David E. Fry, Director


/s/Richard H. Grant, Jr.
--------------------------------------------------            May 25, 1995
Richard H. Grant, Jr., Chairman of the Steering
Committee and Director


/s/Richard H. Grant, III
--------------------------------------------------            May 25, 1995
Richard H. Grant, III, Director


/s/Robert C. Nevin
--------------------------------------------------            May 25, 1995
Robert C. Nevin, President,
Business Forms Division and Director

/s/Gayle B. Price, Jr.
--------------------------------------------------            May 25, 1995
Gayle B. Price, Jr., Director


/s/William H. Seall
--------------------------------------------------            May 25, 1995
William H. Seall, Director


/s/Kenneth W. Thiele
--------------------------------------------------            May 25, 1995
Kenneth W. Thiele, Director


/s/Martin D. Walker
--------------------------------------------------            May 25, 1995
Martin D. Walker, Director

                                 EXHIBIT INDEX

EXHIBIT NO.               DESCRIPTION

        (1)              Inapplicable

        (2) Acquisition Agreement dated March 31, 1995 among The Reynolds and Reynolds Company; Pioneer Systems, Inc.; Victor J. Osborne, Jr.; and Steven A. Thomas.*

        (4)(a) Specimen Certificate for Class A Common Shares ($.625 par value) of the Company incorporated by reference to Exhibit (4)(c) to the Company's Registration Statement on Form S-8 filed with the Securities and Exchange Commission on March 4, 1992 (Registration No. 33-46222).

        (4)(b) Amended and Restated Articles of Incorporation of the Company, incorporated by reference to Exhibit A to the Company's definitive proxy statement dated January 5, 1995, and filed with the Securities and Exchange Commission.

        (4)(c) Consolidated Code of Regulations of the Company, incorporated by reference to Exhibit B to the Company's definitive proxy statement dated January 8, 1990, and filed with the Securities and Exchange Commission.

        (4)(d)           Shareholder Rights Plan incorporated by reference to
                         Exhibit 1 to the Company's Form 8-A (File No. 1-10147), which was adopted on May 6, 1991, and filed with the Securities and Exchange Commission on May 8, 1991.

        (5) Opinion of Coolidge, Wall, Womsley & Lombard Co., L.P.A., regarding legality of securities*

        (8)              Inapplicable

        (12)             Inapplicable

        (15)             Letter on interim financial information*

        (23)(a) Consent of Coolidge, Wall, Womsley & Lombard (incorporated by reference to Exhibit 5 hereto).

        (23)(b)          Consent of Deloitte & Touche LLP, independent auditors*

        (24)             Inapplicable

        (25)             Inapplicable

        (26)             Inapplicable

        (27)             Inapplicable

        (28)             Inapplicable

        (99)             Inapplicable

_________________________________________

* Filed herein.